Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 BRL (R$)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 NZD ($)	Mar. 31, 2020 NOK (kr)	Mar. 31, 2020 PLN (zł)	Mar. 31, 2020 RON ( )	Mar. 31, 2020 SGD ($)	Mar. 31, 2020 SEK (kr)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 NZD ($)	Mar. 31, 2019 NOK (kr)	Mar. 31, 2019 SGD ($)	Mar. 31, 2019 SEK (kr)	Mar. 31, 2019 CHF (SFr)
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 110														$ 120
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €			€ 120														€ 135
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £				£ 21														£ 25
Other Derivatives | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value																10
Other Derivatives | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €																	60
Other Derivatives | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £																		10
Other Derivatives | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 555														$ 433
Other Derivatives | Option contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr																									SFr 5
Other Derivatives | Option contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value																			$ 13
Other Derivatives | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 2														$ 8
Other Derivatives | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value | €			€ 191														€ 176
Other Derivatives | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value | £				£ 50														£ 80
Other Derivatives | Forward contracts | Brazil, Brazil Real
Disclosure Of Financial Instruments [Line Items]
Nominal value | R$					R$ 57
Other Derivatives | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 1,048														$ 955
Other Derivatives | Forward contracts | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value | ¥							¥ 210
Other Derivatives | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value | SFr														SFr 1											SFr 25
Other Derivatives | Forward contracts | Japanese Yen
Disclosure Of Financial Instruments [Line Items]
Nominal value | ¥																				¥ 550
Other Derivatives | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value												$ 177											$ 140
Other Derivatives | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value								$ 16													$ 16
Other Derivatives | Forward contracts | Swedish Krona
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr													kr 50											kr 50
Other Derivatives | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value | kr									kr 40													kr 40
Other Derivatives | Forward contracts | Poland, Zlotych
Disclosure Of Financial Instruments [Line Items]
Nominal value | zł										zł 92
Other Derivatives | Forward contracts | Romania, New Lei
Disclosure Of Financial Instruments [Line Items]
Nominal value |											20
Other Derivatives | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value						$ 21													$ 13